2. Loans: Past Due Financing Receivables (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 12,200,137	$ 10,807,326
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	6,338,513	6,030,798
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	13,977,664	13,059,264
Financing Receivable, Recorded Investment, Past Due	32,516,314	29,897,388
Cosumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	11,265,415	9,981,262
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	5,928,748	5,711,530
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	12,984,546	11,911,170
Financing Receivable, Recorded Investment, Past Due	30,178,709	27,603,962
Real Estate Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	479,103	455,781
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	201,442	114,885
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	603,585	655,667
Financing Receivable, Recorded Investment, Past Due	1,284,130	1,226,333
Sales Finance Contracts
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	455,619	370,283
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	208,323	204,383
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	389,533	492,427
Financing Receivable, Recorded Investment, Past Due	$ 1,053,475	$ 1,067,093